Income Taxes: Schedule of Income tax benefit or expense, by Jurisdiction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit)	$ 353,204	$ 201,261	$ 50,558
Deferred Income Tax Expense (Benefit)	6,676	75,395	(31,665)
Income Tax Expense (Benefit)	359,880	276,656	18,893
Russia
Current Income Tax Expense (Benefit)	323,370	195,514	41,940
Deferred Income Tax Expense (Benefit)	16,577	34,147	(10,829)
Switzerland
Current Income Tax Expense (Benefit)	7,512	921	3,911
Deferred Income Tax Expense (Benefit)	(999)	(2,822)	3,073
Romania
Current Income Tax Expense (Benefit)	1,153	80	57
Deferred Income Tax Expense (Benefit)	(592)	(794)	(2,680)
Lithuania
Current Income Tax Expense (Benefit)			(1)
Deferred Income Tax Expense (Benefit)	234	48	230
Kazakhstan
Current Income Tax Expense (Benefit)	5,783	531
Deferred Income Tax Expense (Benefit)	(10,546)	55,964	(3,251)
USA
Current Income Tax Expense (Benefit)	31
Deferred Income Tax Expense (Benefit)	2,052	(8,007)	(20,200)
Other tax jurisdiction
Current Income Tax Expense (Benefit)	15,355	4,215	4,651
Deferred Income Tax Expense (Benefit)	$ (50)	$ (3,141)	$ 1,992